Document And Entity Information	6 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	JIN MEDICAL INTERNATIONAL LTD.
Document Type	6-K
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001837821
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-41661